PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 147	$ 155
Accumulated depreciation	86	62
Depreciated cost	61	93
Depreciation	25	26
Loss on sale of office furniture and equipment	5
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	28	36
Accumulated depreciation	20	13
Clinical and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	119	119
Accumulated depreciation	$ 66	$ 49